Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans provided as collateral for borrowings	₨ 406,381.7		$ 5,556.2	₨ 574,064.8
Purchased financing receivable outstanding	710,194.7			644,672.4
Loans receivable restructured due to unexpected event	138,400.0	$ 1,900.0
Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR modifications carrying value	0.0
Loans receivable restructured due to unexpected event	137,800.0
Wholesale Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR modifications carrying value				₨ 0.0
Loans receivable restructured due to unexpected event	₨ 600.0
Crop related agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans considered current	90 days	90 days
Number of past days less than to which Crop Related Agricultural loans are not considered as impaired	366 days	366 days
HDB Retail Business Banking [Member] | Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR modifications carrying value	₨ 0.0